Leases - Non-current debt maturity profile (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Total repayment of non-current lease liability	$ 2,291	$ 2,409
Year 2 and 3 [Member]
Lease liabilities [abstract]
Total repayment of non-current lease liability	1,342	1,360
Year 4 and 5 [Member]
Lease liabilities [abstract]
Total repayment of non-current lease liability	470	483
After 5 years [Member]
Lease liabilities [abstract]
Total repayment of non-current lease liability	$ 478	$ 566